Income taxes (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
HONG KONG
Income tax, description	The applicable tax rate in Hong Kong is 16.5% for assessable profits.	The applicable tax rate in Hong Kong is 16.5% for assessable profits.
CHINA
Income tax rate	25.00%	25.00%